Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and savings accounts	$ 28,740	$ 34,781
Cash and cash equivalents reported on the consolidated balance sheets	28,740	34,781
Cash restricted as performance bond	313	313
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$ 29,053	$ 35,094	$ 38,783	$ 39,107